ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Summmary of Accounts Receivable and Related Allowance for Doubtful Accounts

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable	56,121	41,726	6,697
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	56,121	41,726	6,697